Shareholder Report, Holdings (Details) - C000031655	Oct. 31, 2025
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Casinos & Gaming
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Insurance Brokers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investment Management
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Data Processing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Private Equity
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Data & Transaction Processors
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Wealth Management
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Banks
Holdings [Line Items]
Percent of Net Asset Value	21.70%